UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:        Ampere Capital Management LP

Address:     75 Rockefeller Plaza, 27th Floor
             New York, New York 10019

13F File Number: 028-11798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alix Ford
Title:  Chief Administrative Officer
Phone:  (646) 825-4422


Signature, Place and Date of Signing:

  /s/ Alix Ford               New York, New York             November 14, 2007
----------------------       -------------------            ------------------
      [signature]              [city, state]                     [date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                              -----

Form 13F Information Table Entry Total:        28
                                               --

Form 13F Information Table Value Total:        $96,310
                                               -------
                                              (thousands)



List of Other Included Managers:  None

                                                    FORM 13F INFORMATION TABLE
                                                   Ampere Capital Management LP
                                                           June 30, 2007



COLUMN 1                       COLUMN  2       COLUMN 3     COLUMN 4        COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8

                                                            VALUE       SHRS OR SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP       (X$1000)     PRN AMT PRN CALL  DISCRETION  MNGRS    SOLE    SHARED  NONE
ATMEL CORP                     COM             049513104   2258         437671  SH         SOLE        None    437671
AU OPTRONICS CORP              SPONSORED ADR   002255107   3414         201773  SH         SOLE        None    201773
BOOKHAM INC                    COM             09856E105   2355         882066  SH         SOLE        None    882066
BROCADE COMMUNICATIONS SYS I   COM NEW         111621306   4962         579698  SH         SOLE        None    579698
CARMIKE CINEMAS INC            COM             143436400   1825          99361  SH         SOLE        None     99361
CHARTER COMMUNICATIONS INC D   CL A            16117M107    899         348385  SH         SOLE        None    348385
CHIPMOS TECH BERMUDA LTD       SHS             G2110R106   3062         511166  SH         SOLE        None    511166
CITADEL BROADCASTING CORP      COM             17285T106   2288         550000  SH         SOLE        None    550000
CORNING INC                    COM             219350105   3506         142237  SH         SOLE        None    142237
FINISAR                        COM             31787A101   1501         536142  SH         SOLE        None    536142
GLOBAL CROSSING LTD            SHS NEW         G3921A175   5701         270452  SH         SOLE        None    270452
IDT CORP                       CL B            448947309   1084         129501  SH         SOLE        None    129501
JAZZ TECHNOLOGIES INC          COM             47214E102   2548         816542  SH         SOLE        None    816542
LEVEL 3 COMMUNICATIONS INC     COM             52729N100   2699         580389  SH         SOLE        None    580389
NDS GROUP PLC                  SPONSORED ADR   628891103   2801          56033  SH         SOLE        None     56033
NET 1 UEPS TECHNOLOGIES INC    COM NEW         64107N206   4160         153095  SH         SOLE        None    153095
NETWORK APPLICANCE INC         COM             64120L104   2679          99539  SH         SOLE        None     99539
NEXCEN BRANDS INC              COM             653351106   4038         600829  SH         SOLE        None    600829
ON SEMICONDUCTOR CORP          COM             682189105   5700         453784  SH         SOLE        None    453784
RADIO ONE INC                  CL D NON VTG    75040P405   3327         891832  SH         SOLE        None    891832
SIRENZA MICRODEVICES INC       COM             82966T106   6930         400808  SH         SOLE        None    400808
SIRF TECHNOLOGY HLDGS INC      COM             82967H101   1063          49769  SH         SOLE        None     49769
SONY CORP                      ADR NEW         835699307   3307          68818  SH         SOLE        None     68818
TAKE-TWO INTERACTIVE SOFTWAR   COM             874054109   5893         345006  SH         SOLE        None    345006
TERRESTAR CORP                 COM             881451108   1235         128211  SH         SOLE        None    128211
XINHUA FIN MEDIA LTD           SPONSORED ADR   983982109   3795         495472  SH         SOLE        None    495472
XM SATELLITE RADIO HLDGS INC   CL A            983759101   7852         554100  PRN CALL   SOLE        None    554100
YAHOO INC                      COM             984332106   5428         202200  SH         SOLE        None    202200


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